Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

(5)    Related Party Transactions

(a)    Management Fee

On April 29, 2022, the Fund and the Adviser entered into an investment advisory agreement (the “Advisory Agreement”), whereby the Adviser receives a base management fee in the amount of 2.00% per annum (the “Base Management Fee”) on the first business day of each month prior to a public listing of the Fund’s shares of common stock. The Base Management Fee was calculated based on the average value of the Fund’s invested capital. The term “invested capital” refers to the amount of capital contributed by investors in the private offering of SAFEs. Under the Advisory Agreement, upon the listing of the Fund’s shares of common stock on a national securities exchange, the Adviser will receive a Base Management Fee, payable quarterly in arrears, in an amount equal to 0.625% per quarter (2.50% annualized) of the average value of the Fund’s gross assets, at the end of the two most recently completed calendar quarters. For purposes of the Advisory Agreement, the term “gross assets” includes assets purchased with borrowed amounts. The Fund’s shares began trading on the NYSE on March 26, 2024; the Base Management Fee was calculated with this methodology from that day forward.

Prior to the execution of the Advisory Agreement, the Fund and the Adviser operated under a separate investment advisory agreement whereby the Adviser received management fees in the amount of 2.00 percent per annum on a monthly basis. Management fees under the prior investment advisory agreement were calculated based on (x) the aggregate amount of the SAFEs purchased by SAFE investors multiplied by (y) the management fee divided by (z) twelve.

As of March 12, 2025, the Adviser implemented a voluntary deferral of the payment of management fees. The Fund shall not be required to pay any accrued Management Fees (as such term is defined in the Investment Advisory Agreement) to the Adviser unless the Fund has cash, cash equivalents or other liquid securities in an amount equal to or greater than $5.5 million.

The Fund invests in SPVs that charge management fees in connection with the Fund’s investment.

SPV Name	Ongoing Management Fees(a)	Carried Interest/ Incentive Fees(b)
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	0%	0%
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	0%	0%
DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	0%	0%
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	0%	0%
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	0%	0%
Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	0%	0%
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	0%	0%
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	0%	0%
Rhenium Bolt 2021, LLC	0%	0%
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	0%	10%
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	0%	20%

(a)	The effect of management and/or other fees have been considered in the fair value of the SPVs. Any upfront broker or management fees are included in the cost of purchase.

(b)	The effect of future carried interest has been considered in the market value of the SPVs.

(b)    Administrator

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (the “Administrator”), serves as administrator to the Fund. Under the Fund Administration Servicing Agreement and the Fund Accounting Servicing Agreement by and among the Fund, the Adviser and the Administrator, the Administrator maintains the Fund’s general ledger and is responsible for calculating the net asset value of the Shares, and generally managing the administrative affairs of the Fund. Under the Fund Administration Servicing Agreement, the Administrator is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund. For the year ended December 31, 2024 the Fund paid $123,801 in administration fees.

(c)    Service Providers

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (“USBGFS”) serves as the Fund’s dividend paying agent, transfer agent and registrar. Under a transfer agency services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the transactions processed. For the year ended December 31, 2024 the Fund paid $19,227 in transfer agent fees.

U.S. Bank National Association (“USB N.A.”) serves as the custodian to the Fund. Under a custody agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio. For the year ended December 31, 2024 the Fund paid $6,549 in custody fees.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf. For the year ended December 31, 2024 the Fund paid $135,744 in chief compliance and principal financial officer fees.

(d)    Affiliated Partners

The Organizer has made payments of the Fund’s expenses, and the Fund intends to reimburse the Organizer for these expenses. As of December 31, 2024, the reimbursable balance due to the Organizer is $59,852 as reported on the Statement of Assets and Liabilities.

As of December 31, 2024, the parent of the Adviser, an Affiliate of the Fund, owned 9.95% of the Fund’s shares.